Parent Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Parent Only Condensed Financial Information [Abstract]
Statement of Financial Condition [Table Text Block]

STATEMENTS OF FINANCIAL CONDITION
	Years Ended December 31,
	2012	2011
	(In Thousands)

Assets

Cash and due from banks	$1,052	$-
Investment in subsidiaries	95,037	104,088
Restricted common stock	124	124
Other assets	58	36

Total assets	96,271	104,248

Liabilities and Stockholders' Equity
Liabilities
Long-term debt	$4,124	$4,124
Other Liabilities	566	76

Total Liabilities	4,690	4,200

Stockholder's Equity	91,581	100,048

Total Liabilities and Stockholders' Equity	$96,271	$104,248

Statements of Operations [Table Text Block]

STATEMENTS OF OPERATIONS
	Years Ended December 31,
	2012	2011	2010
		(In Thousands)

Dividends from Bank subsidiary	$15,745	$9,611	$5,334
Total Income	15,745	9,611	5,334

Interest expense, borrowed money	128	120	122
Other	37	(17)	60
Total Expense	165	103	182

Income before Income Tax Expense (Benefit) and Equity in Undistributed Earnings (Losses) of Subsidiaries	15,580	9,508	5,152
Income tax expense (benefit)	(55)	97	120

Income before Equity in Undistributed (Losses) Earnings of Subsidiaries	15,635	9,411	5,032

Equity in undistributed (losses) earnings of Subsidiaries	(17,697)	(3,360)	9,294

Net (Loss) Income	$(2,062)	$6,051	$14,326

Statements of Cash Flows [Table Text Block]

STATEMENTS OF CASH FLOWS
	Years Ended December 31,
	2012	2011	2010
		(In Thousands)

Cash Flows from Operating Activities
Net (Loss) Income	$(2,062)	$6,051	$14,326
Adjustments to reconcile net (loss) income to net cash provided by operating activites:
Equity in undistributed losses (earnings) of subsidiaries	17,697	3,360	(9,294)
Decrease (increase) in other assets	(22)	95	171
Increase (decrease) in other liabilities	490	18	(129)

Net Cash Provided By Operating Activities	16,103	9,524	5,074

Cash Flows from Investing Activities
Cash acquired in acquisition	-	-	31
Additional investment in subsidiary	(8,570)	-	-

Net Cash (Used In) Provided By Investing Activities	$(8,570)	$-	$31

Cash Flows from Financing Activities
Proceeds from issuance of preferred stock	8,570	-	-
Proceeds from issuance of common stock	109	237	73
Cash dividends paid	(4,310)	(4,549)	(3,412)
Purchase of treasury stock	(10,850)	(5,567)	(1,806)

Net Cash (Used in) Financing Activities	(6,481)	(9,879)	(5,145)

Net Increase (decrease) in Cash and Cash Equivalents	1,052	(355)	(40)

Cash and Cash Equivalents - Beginning	$-	$355	$395

Cash and Cash Equivalents - Ending	$1,052	$-	$355

Non-Cash Items:
Transfer of securities available for sale to treasury stock	$-	$-	$235